Non-IFRS measures (Tables)	6 Months Ended
Jun. 30, 2025
Non-IFRS measures [Abstract]
Reconciliation of Adjusted EBITDA to Profit and Loss
The following table sets forth a reconciliation of Adjusted EBITDA to profit/(loss) for the financial period, the most comparable IFRS financial measure, for the periods ended 30 June 2025 and 30 June 2024.

	For the 3 months ended 30 June 2025 USD’000	For the 3 months ended 30 June 2024 USD’000	For the 6 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2024 USD’000
Profit for the financial period	75,335	259,197	138,525	478,768
Income tax expense	2,660	1,572	4,079	3,315
Depreciation charge of property, plant and equipment	50,977	54,595	100,502	108,388
Amortisation charge of intangible assets	107	251	212	587
Loss on disposal of assets	—	100	—	100
Share of profit of equity-accounted investees, net of tax	(2,957)	(8,553)	(5,993)	(15,842)
Interest income	(3,424)	(4,479)	(6,084)	(7,284)
Interest expense	12,475	13,215	26,836	29,042
Capitalised financing fees written off	6	—	792	1,663
Other finance (income)/expense	(1,005)	1,185	398	5,398
Adjusted EBITDA	134,174	317,083	259,267	604,135

Reconciliation of Revenue to Time Charter Equivalent Income per Operating Day
The following table reconciles our revenue (Hafnia Vessels and TC Vessels), the most directly comparable IFRS financial measure, to TCE income per operating day.

(in USD’000 except operating days and TCE income per operating day)	For the 3 months ended 30 June 2025	For the 3 months ended 30 June 2024	For the 6 months ended 30 June 2025	For the 6 months ended 30 June 2024
Revenue (Hafnia Vessels and TC Vessels)	346,564	563,098	686,907	1,084,890
Revenue (External Vessels in Disponent-Owner Pools)	207,591	268,064	415,158	531,165
Less: Voyage expenses (Hafnia Vessels and TC Vessels)	(115,406)	(145,739)	(236,998)	(288,729)
Less: Voyage expenses (External Vessels in Disponent-Owner Pools)	(82,949)	(84,270)	(169,172)	(168,483)
Less: Pool distributions for External Vessels in Disponent-Owner Pools	(124,642)	(183,794)	(245,986)	(362,682)
TCE income	231,158	417,359	449,909	796,161
Operating days	9,454	10,635	18,968	21,091
TCE income per operating day	24,452	39,244	23,720	37,750

Revenue, voyage expenses and pool distributions in relation to External Vessels in Disponent-Owner Pools nets to zero, and therefore the calculation of TCE income is unaffected by these items:

(in USD’000 except operating days and TCE income per operating day)	For the 3 months ended 30 June 2025	For the 3 months ended 30 June 2024	For the 6 months ended 30 June 2025	For the 6 months ended 30 June 2024
Revenue (Hafnia Vessels and TC Vessels)	346,564	563,098	686,907	1,084,890
Less: Voyage expenses (Hafnia Vessels and TC Vessels)	(115,406)	(145,739)	(236,998)	(288,729)
TCE income	231,158	417,359	449,909	796,161
Operating days	9,454	10,635	18,968	21,091
TCE income per operating day	24,452	39,244	23,720	37,750